Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2015	2014	2013
Currently payable
Federal	$2,288,766	$1,399,794	$2,335,959
State	276,519	120,377	284,044

	2,565,285	1,520,171	2,620,003
Deferred (benefit) tax expense	(86,251)	307,920	(850,100)

Income tax expense	$2,479,034	$1,828,091	$1,769,903

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2015	2014	2013
Federal taxes based on statutory rate	$3,423,098	$3,154,469	$3,032,719
State income taxes, net of federal benefit	182,503	79,449	187,469
Tax-exempt investment interest	(928,246)	(1,006,536)	(1,159,571)
Other, net	(198,321)	(399,291)	(290,714)

Income tax expense	$2,479,034	$1,828,091	$1,769,903

Net Deferred Tax Assets

At December 31, 2015 and December 31, 2014, net deferred tax assets consist of the following:

	2015	2014
Deferred tax assets
Allowance for loan losses	$2,414,691	$2,440,150
Deferred compensation liability	3,187,914	3,005,808
Intangible assets	30,516	92,276
Unrealized loss on securities available-for-sale	16,544	—
Unrealized loss on securities transferred to HTM	4,216,929	5,787,593
Other	538,744	570,076

Total	10,405,338	11,895,903
Deferred tax liabilities
Premises and equipment	1,123,247	1,149,615
Unrealized gain on available-for-sale securities	—	504,545
Other	116,674	113,002

Total	1,239,921	1,767,162

Net deferred tax asset	$9,165,417	$10,128,741